Equity - Share Capital (Details) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 £ / shares
Allotted, issued and fully paid
Balance at beginning of period	$ 5,265,000,000	$ 5,217,000,000	$ 5,259,000,000
Balance at end of period	$ 5,289,000,000	$ 5,265,000,000	$ 5,217,000,000
Ordinary Shares
Share capital
Par value per share | $ / shares	$ 0.20
Number of shares authorised | shares	1,223,591	1,223,591	1,223,591
Value of shares authorized	$ 245,000,000	$ 245,000,000	$ 245,000,000
Allotted, issued and fully paid
Number of shares - Beginning balance | shares	877,704	877,673	877,650
Share options (in shares) | shares	21	31	23
Number of shares - Ending balance | shares	877,725	877,704	877,673
Balance at beginning of period	$ 175,000,000	$ 175,000,000	$ 175,000,000
Balance at end of period	$ 175,000,000	$ 175,000,000	$ 175,000,000
Deferred Shares
Share capital
Par value per share | £ / shares				£ 1
Number of shares authorised | shares	50	50	50
Allotted, issued and fully paid
Number of shares - Beginning balance | shares	50	50	50
Number of shares - Ending balance | shares	50	50	50
Further distribution to each share of any class other than deferred shares in case of winding up	$ 1,000
Share capital
Share capital
Value of shares authorized	245,000,000	$ 245,000,000	$ 245,000,000
Allotted, issued and fully paid
Balance at beginning of period	175,000,000	175,000,000	175,000,000
Balance at end of period	$ 175,000,000	$ 175,000,000	$ 175,000,000